CERTIFICATION

I, Russell C. Lemley, certify that:

1.

I have reviewed the Notice of Application dated March 24, 2016 and Order dated April 19, 2016 by the U.S. Securities and Exchange Commission granting relief to certain funds managed by Capital Research and Management Company and its affiliates (collectively, the “Funds” and each individually a “Fund”) to enter into interfund lending arrangements (collectively, the “Exemptive Relief”).

2.	I have reviewed the interfund lending procedures (“Procedures”) and the interfund lending facility agreement (“Lending Facility”) approved by the Boards of the Funds.

3.

Based on my review and to my best knowledge and belief, the Procedures and Lending Facility are reasonably designed to achieve compliance with the terms and conditions of the Exemptive Relief and specifically requirements that:

a)	The Interfund Loan Rate is higher than the Repo Rate, and if applicable, the yield of the money market funds, but lower than the Bank Loan Rate;

b)	Collateral requirements are observed;

c)	Percentage limitations on interfund borrowing and lending are observed;

d)	Interfund borrowing and lending demand is allocated in an equitable manner and in accordance with the Procedures; and

e)	The Interfund Loan Rate does not exceed the interest rate on any third-party borrowings of a borrowing Fund at the time of the Interfund Loan.

Date: August 22, 2018

/s/ Russell C. Lemley

Russell C. Lemley, Chief Compliance Officer

American Funds

American Funds Insurance Series

Capital Group Private Client Services Funds

Emerging Markets Growth Fund

Capital Group Emerging Total Opportunities Fund